Description of Organization and Business Operations (Details)				9 Months Ended		12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 07, 2020 USD ($)	Sep. 04, 2020 item	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Oct. 14, 2022 USD ($)	Sep. 15, 2022 $ / shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item			1	1		1
Purchase price, per unit | $ / shares	$ 10.00
Proceeds received from initial public offering, gross					$ 414,000,000	$ 414,000,000
Offering costs					8,715,098	8,715,098
Deferred underwriting commissions				$ 14,490,000		14,490,000
Offering costs					8,715,098	8,715,098
Payments for investment of cash in trust account	$ 414,000,000.0				414,000,000	$ 414,000,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						185 days
Minimum net tangible assets upon consummation of business combination							$ 5,000,001
Duration of combination period						24 months
Operating bank accounts				$ 293,000		$ 400,000
Working capital						604,000
Repayment of promissory note - related party	$ 6,000				$ 185,116	$ 185,116
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00		$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Offering costs	23,700,000
Deferred underwriting commissions	14,500,000
Offering costs	$ 23,700,000
Payments for investment of cash in trust account						$ 414,000,000.0
Condition for future business combination use of proceeds percentage						80
Condition for future business combination threshold percentage ownership						80
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination				50.00%		50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent				20.00%		20.00%
Threshold business days for redemption of public shares				10 days		10 days
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)				100.00%		100.00%
Duration of combination period				24 months
Maximum interest to pay for dissolution expenses				$ 100,000		$ 100,000
Initial Public Offering | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares	10,280,000			10,280,000		10,280,000
Price of warrant | $ / shares	$ 1.00			$ 1.00		$ 1.00
Proceeds from sale of private placement warrants	$ 10,300,000			$ 10,300,000		$ 10,300,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	5,400,000			5,400,000		5,400,000
Over-allotment option | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	5,400,000
Founder Shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Consideration received		$ 25,000				$ 25,000
Amount borrowed under note						185,000
Working Capital Loans
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares				$ 1.00				$ 1.00
Notes payable, related parties				$ 500,000		$ 0			$ 0